Significant Accounting Policies and Accounting Developments (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets
Generally, the estimated useful lives of the assets are:

Buildings and improvements	10 to 40 years
Furniture and fixtures	3 to 7 years
Machinery and equipment	3 to 14 years
Capital leases (based on lease term)	3 to 25 years

Calculation of Net Earnings per Common Share and Weighted Average Common Share Outstanding
Earnings per weighted average common share outstanding was calculated as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands, except per share data)
Net earnings of Flowserve Corporation	$428,582	$388,290	$427,887
Dividends on restricted shares not expected to vest	15	16	23
Earnings attributable to common and participating shareholders	$428,597	$388,306	$427,910
Weighted average shares:
Common stock	55,273	55,434	55,400
Participating securities	270	330	440
Denominator for basic earnings per common share	55,543	55,764	55,840
Effect of potentially dilutive securities	559	651	522
Denominator for diluted earnings per common share	56,102	56,415	56,362
Net earnings per share attributable to Flowserve Corporation common shareholders:
Basic	$7.72	$6.96	$7.66
Diluted	7.64	6.88	7.59